INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 1,447	$ (4,701)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,233	2,136
Amortization of marketable securities premiums and accretion of discounts, net	268	327
Equity in losses of affiliated companies, net and interest on loans to affiliate company	21	14
Stock-based compensation expenses	1,179	1,197
Increase in accrued interest on loans, marketable securities, bank deposits and structured notes	115	5
Increase in deferred tax assets, net	(148)	0
Decrease (increase) in trade receivables, net	(3,893)	4,205
Increase in other accounts receivable and prepaid expenses	(2,618)	(2,408)
Decrease in inventories	3,404	1,683
Increase (decrease) in trade payables	1,802	(5,698)
Increase (decrease) in other accounts payable and accrued expenses	1,193	(1,789)
Increase in deferred revenues	3,143	99
Increase (decrease) in accrued severance pay, net	214	(309)
Net cash provided by (used in) operating activities	8,360	(5,239)
Cash flows from investing activities:
Proceeds from redemption of marketable securities upon maturity	4,000	0
Short-term deposits, net	729	730
Investment in affiliated company	(1,211)	(72)
Proceeds from long-term bank deposits	1,772	1,590
Purchase of property and equipment	(1,063)	(1,844)
Net cash provided by investing activities	4,227	404
Cash flows from financing activities:
Purchase of treasury stock	0	(6,299)
Repayment of long-term bank loans	(7,070)	(7,376)
Consideration related to payment of acquisition of NSC non-controlling interest	(515)	(336)
Proceeds from issuance of shares upon exercise of stock options	1,377	35
Net cash used in financing activities	(6,208)	(13,976)
Increase (decrease) in cash and cash equivalents	6,379	(18,811)
Cash and cash equivalents at the beginning of the period	15,219	28,257
Cash and cash equivalents at the end of the period	21,598	9,446
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	329	307
Cash paid during the period for interest	446	606
Supplemental disclosures of non cash operational, financing and investing activities
Receivables in respect of exercise of options	$ 41	$ 0